UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21190
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                SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
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               (Exact name of registrant as specified in charter)

                          527 Madison Avenue-16th Floor
                               New York, NY 10022
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               (Address of principal executive offices) (Zip code)


                                   Eric Alper
                            SkyBridge Capital II, LLC
                          527 Madison Avenue-16th Floor
                               New York, NY 10022
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                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (212) 485-3100
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                        Date of fiscal year end: March 31
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             Date of reporting period: July 1, 2009 - June 30, 2010
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Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2009 TO JUNE 30, 2010

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                                                                                                         FUND'S VOTE
                                                                                                           FOR OR
                                                                                                       AGAINST PROPOSAL,
                                                                                                         OR ABSTAIN;
                                                                                 WHO          WHETHER      FOR OR          WHETHER
                                                                               PROPOSED        FUND       WITHHOLD          VOTE
ISSUER OF         EXCHANGE                                                      MATTER:        CAST       REGARDING      WAS FOR OR
PORTFOLIO          TICKER               SHAREHOLDER     SUMMARY OF MATTER       ISSUER/       VOTE ON     ELECTION OF      AGAINST
SECURITY           SYMBOL     CUSIP #   MEETING DATE         VOTED ON         SHAREHOLDER     MATTER      DIRECTORS      MANAGEMENT
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CPIM STRUCTURED      N/A        N/A       3-May-10      Proposed offer for      ISSUER          YES        FOR             FOR
CREDIT FUND                                             shares for warehouse
1000 INC                                                purchase
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CPIM STRUCTURED      N/A        N/A       3-May-10      Proposed offer for      ISSUER          YES        FOR             FOR
CREDIT FUND                                             shares for warehouse
1500 INC                                                purchase
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PARDUS SPECIAL       N/A        N/A       31-Mar-10     Election to convert     ISSUER          YES        AGAINST         AGAINST
OPPORTUNITIES                                           Shares into
FUND LTD                                                Distribution Shares
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                 SkyBridge Multi-Adviser Hedge Fund Portfolios LLC
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By (Signature and Title)*  /s/ Raymond Nolte
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                           Raymond Nolte, President
                           (Principal Executive Officer)

Date                       August 13, 2010
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   *Print the name and title of each signing officer under his or her signature.